Employee Cost - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2019 INR (₨) ₨ / shares	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number Share Options Granted	7,812,427
Exercise Price of options granted	₨ 345
Employee Stock Options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Employee cost	₨ 84,400,000
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted vesting period	3 years
Number of Shares vest per option | ₨ / shares	₨ 0.5
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted vesting period	5 years
Number of Shares vest per option | ₨ / shares	₨ 1.5
Long Term Incentive Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period of underlying shares	3 year vesting period and continued employment at the end of the vesting period.
Employee cost	₨ 91,800,000	₨ 85,500,000	₨ 701,300,000